Research and Development (Tables)	12 Months Ended
Mar. 31, 2022
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Summary of Research and Development Costs
Research and development costs for the years ended March 31, 2020, 2021 and 2022 consist of the following:

	Yen (millions)
	2020	2021	2022

Research and development expenditures incurred during the reporting period	¥821,478	¥780,065	¥804,025
Amount capitalized	(192,397)	(201,889)	(159,174)
Amortization and impairment losses of capitalized development costs	175,042	160,718	142,205

Total	¥804,123	¥738,894	¥787,056